LEASES - Lease cost (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Successor
Finance lease cost
Amortization of leased assets			$ 119	$ 4,475	$ 11,948	$ 13,104
Interest on lease liabilities			293	4,754	8,659	10,741
Operating lease cost
Short-term			6,148	2,622	1,813	5,345
Total Lease cost			30,829	50,594	57,517	80,513
Over-market rent and maintenance reserves
Operating lease cost
Credits for amortization of Over-market Liabilities	$ 2,755	$ 4,103	0	17,275	14,110	20,386
Aircraft
Operating lease cost
Included in ROU asset			16,177	33,315	30,717	40,043
Variable					(1,541)
Variable			6,004	894		4,520
Other
Operating lease cost
Included in ROU asset			1,648	3,832	4,872	5,415
Variable			$ 440	$ 702	$ 1,049	$ 1,345